Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
Intangible assets and the related accumulated amortization consist of the following at March 31, 2024:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$47,691	$23,055

Intangible assets and the related accumulated amortization consist of the following at December 31, 2023:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$46,559	$24,187

Discontinued operations:
Customer contracts	20 years	$12,170,000	$337,313	$11,832,687
Trade name	7 years	2,220,000	132,143	2,087,857
Intellectual property	7 years	8,870,000	527,976	8,342,024

		$23,260,000	$997,432	$22,262,568

Intangible assets and the related accumulated amortization consist of the following at December 31, 2023:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$46,559	$24,187

Discontinued operations:

Customer contracts	20 years	$12,170,000	$337,313	$11,832,687

Trade name	7 years	2,220,000	132,143	2,087,857

Intellectual property	7 years	8,870,000	527,976	8,342,024

		$23,260,000	$997,432	$22,262,568

Intangible assets and the related accumulated amortization consist of the following at December 31, 2022:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$42,044	$28,702

Summary of Amortization Expense Related to Intangible Assets
Amortization expense related to the Company’s intangible assets for the remainder of 2024 and future years is as follows:

2024 (remainder)	$3,396
2025	4,516
2026	4,516
2027	4,090
2028	2,451
Thereafter	4,086

$23,055

Amortization expense related to the Company’s intangible assets for future years is as follows:

	Continuing Operations	Discontinued Operations
2024	$4,528	$2,648,741
2025	4,516	2,679,576
2026	4,516	2,715,903
2027	4,090	2,690,449
2028	2,451	2,622,896
Thereafter	4,086	8,905,003

	$24,187	$22,262,568